Commitments and Contingencies - Schedule of Contractual Obligations (Details) - Jun. 30, 2026 ¥ in Thousands, $ in Thousands		USD ($)	CNY (¥)
Schedule of Contractual Obligations [Line Items]
Short-term bank borrowings	[1]	$ 4,549	¥ 30,866
Operating lease liabilities	[2]	424	2,880
Loans from third parties		152	1,032
Litigation and settlement	[3]	3,221	21,857
Total		$ 8,346	56,635
Payment due by period Less than 1 year [Member]
Schedule of Contractual Obligations [Line Items]
Short-term bank borrowings	[1]		30,866
Operating lease liabilities	[2]		607
Loans from third parties			1,032
Litigation and settlement	[3]		21,857
Total			54,362
Payment due by period 1-3 years [Member]
Schedule of Contractual Obligations [Line Items]
Short-term bank borrowings	[1]
Operating lease liabilities	[2]		1,731
Loans from third parties
Litigation and settlement	[3]
Total			1,731
Payment due by period 3-5 years [Member]
Schedule of Contractual Obligations [Line Items]
Short-term bank borrowings	[1]
Operating lease liabilities	[2]		219
Loans from third parties
Litigation and settlement	[3]
Total			219
Payment due by period More than 5 years [Member]
Schedule of Contractual Obligations [Line Items]
Short-term bank borrowings	[1]
Operating lease liabilities	[2]		323
Loans from third parties
Litigation and settlement	[3]
Total			¥ 323

[1]	The Group’s short-term bank borrowings as of June 30, 2026 are discussed in Note 13. BANK BORROWINGS.
[2]
(ii)	The Group’s commitment for minimum lease payments under the remaining operating leases as of June 30, 2026 is discussed in Note 15. LEASES.

[3]	The Group’s commitment for amounts payable under other current liabilities as of June 30, 2026 is discussed in Note 14. ACCRUED EXPENSES AND OTHER LIABILITIES.